Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	Brooge Energy Ltd
Trading Symbol	BROG
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	109,587,754
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (this “Amendment”) to our Annual Report on Form 20-F for the year ended December 31, 2020, as filed with the SEC on April 5, 2021 (the “Original Form 20-F”), solely to correct administrative errors in “Item 16C. Principal Accountant Fees and Services” and the report of PricewaterhouseCoopers set forth in Report of Independent Registered Public Accounting Firm. The corrections are as follows: (i)“PricewaterhouseCoopers LLP” is replaced with “PricewaterhouseCoopers” in “Item 16C. Principal Accountant Fees and Services”; (ii)The logo is removed from the report of PricewaterhouseCoopers set forth in Report of Independent Registered Public Accounting Firm; (iii)“To Board of Directors and Shareholders of Brooge Energy Limited” is replaced with “To the Board of Directors and Shareholders of Brooge Energy Limited” in the report of PricewaterhouseCoopers set forth in Report of Independent Registered Public Accounting Firm; and (iv)The conformed signature “PricewaterhouseCoopers LLP” is replaced with “PricewaterhouseCoopers” in the report of PricewaterhouseCoopers set forth in Report of Independent Registered Public Accounting Firm.Pursuant to Rule 12b-15 under the Exchange Act, this Amendment also contains new certifications of our principal executive officer and principal financial officer pursuant to Rule 13a-14(a) and Rule 13a-14(b) under the Exchange Act.For convenience and ease of reference, we are filing the annual report in its entirety with applicable changes. This Amendment does not reflect events occurring after the April 5, 2021 filing of the Original Form 20-F or modify or update the disclosure contained in the Original Form 20-F in any way other than as required to reflect the amendments discussed in this explanatory note.
Entity Central Index Key	0001774983
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Brooge Petroleum and Gas Investment Company FZE
Entity Address, Postal Zip Code	50170
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information Line Items
Entity Address, Address Line One	P.O. Box
Entity Address, Postal Zip Code	50170
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Contact Personnel Name	Nicolaas L. Paardenkooper
City Area Code	971
Local Phone Number	9 201 6666
Contact Personnel Email Address	nico.paardenkooper@bpgic.com